CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 145,284,391	$ 19,903,880	¥ 109,991,674
Restricted cash	8,123	1,113	848,936
Short-term investments	0	0	88,091,794
Notes receivable	3,206,733	439,321	1,341,820
Accounts receivable, net	40,366,074	5,530,129	38,631,762
Inventories, net	1,541,020	211,119	1,128,912
Loans to third parties	231,952,064	31,777,302	208,928,370
Purchase advances, net	9,485,972	1,299,573	5,156,550
Contract costs, net	41,628,922	5,703,139	48,335,817
Prepaid expenses	696,877	95,471	401,586
Deferred offering cost	800,000	110,981	0
Total current assets	479,195,099	65,649,459	506,485,249
Property and equipment, net	20,859,877	2,857,791	22,137,940
Construction in progress	1,144,095	156,740	219,132
Long-term loan to third parties	18,500,000	2,534,490	0
Operating lease right-of-use assets, net (including ¥1,769,840 and ¥1,269,146 ($173,872) from related parties as of June 30, 2024 and December 31, 2024, respectively)	22,014,961	3,016,037	23,547,193
Total Assets	541,714,032	74,214,517	552,389,514
Current liabilities
Short-term bank loans	11,582,636	1,586,815	12,425,959
Accounts payable	14,100,871	1,931,811	10,187,518
Contract liabilities	4,098,136	561,442	1,820,481
Accrued payroll and employees' welfare	3,416,373	468,041	3,237,164
Taxes payable	1,685,496	230,912	993,365
Short-term borrowings - related parties	10,018,208	1,372,489	10,002,875
Operating lease liabilities - current (including ¥1,775,114 and ¥1,832,236 ($251,015) from related parties as of June 30, 2024 and December 31, 2024, respectively)	3,891,976	533,198	3,741,247
Total Current Liabilities	52,140,382	7,143,202	47,477,363
Operating lease liabilities - non-current (including ¥335,976 and ¥119,411 ($16,359) from related parties as of June 30, 2024 and December 31, 2024, respectively)	2,781,196	381,022	3,971,285
Long-term borrowings - related party	10,000,000	1,369,994	10,000,000
Warrant liability - non-current	17,504	2,398	6,969
Total Liabilities	64,939,082	8,896,616	61,455,617
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	686,830,523	94,095,396	681,476,717
Statutory reserve	4,148,929	568,401	4,148,929
Accumulated deficit	(240,900,414)	(33,003,221)	(220,312,085)
Accumulated other comprehensive income	38,344,150	5,253,127	37,136,649
Total Recon Technology, Ltd' equity	488,536,860	66,929,276	502,554,537
Non-controlling interests	(11,761,910)	(1,611,375)	(11,620,640)
Total shareholders' equity	476,774,950	65,317,901	490,933,897
Total Liabilities and Shareholders' Equity	541,714,032	74,214,517	552,389,514
Class A ordinary shares
Shareholders' Equity
Common stock value	99,634	13,650	99,634
Class B ordinary shares
Shareholders' Equity
Common stock value	14,038	1,923	4,693
Related Parties
Current assets
Other receivables, net	279,976	38,357	275,976
Operating lease right-of-use assets, net (including ¥1,769,840 and ¥1,269,146 ($173,872) from related parties as of June 30, 2024 and December 31, 2024, respectively)	1,269,146	173,872	1,769,840
Current liabilities
Other payables	1,787,315	244,861	2,299,069
Operating lease liabilities - current (including ¥1,775,114 and ¥1,832,236 ($251,015) from related parties as of June 30, 2024 and December 31, 2024, respectively)	1,832,236	251,015	1,775,114
Operating lease liabilities - non-current (including ¥335,976 and ¥119,411 ($16,359) from related parties as of June 30, 2024 and December 31, 2024, respectively)	119,411	16,359	335,976
Third Parties
Current assets
Accounts receivable, net	40,366,074	5,530,129	38,631,762
Other receivables, net	3,934,865	539,074	3,352,052
Current liabilities
Other payables	¥ 1,559,371	$ 213,633	¥ 2,769,685